Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2018	2017
Share option plan (note 22(b))	$97	$326
Equity classified restricted share unit plan (note 22(c))	2,110	1,293
Equity performance restricted share unit plan (note 22(d))	1,910	1,306
Liability classified deferred stock unit plan (note 22(e))	7,415	1,070
	$11,532	$3,995

Schedule of stock options activity

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2016	1,176,080	5.56
Exercised(i)	(176,800)	3.26
Forfeited or expired	(85,740)	12.36
Outstanding at December 31, 2017	913,540	5.36
Exercised(i)	(297,940)	3.43
Forfeited or expired	(50,000)	16.46
Outstanding at December 31, 2018	565,600	5.40
(i) All stock options exercised resulted in new common shares being issued (note 18(a)).

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at December 31, 2018:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	90,100	3.7 years	$2.75	90,100	3.7 years	$2.75
$2.79	162,000	3.5 years	$2.79	162,000	3.5 years	$2.79
$5.91	123,680	5.0 years	$5.91	123,680	5.0 years	$5.91
$6.56	54,880	2.9 years	$6.56	54,880	2.9 years	$6.56
$8.28	10,000	0.5 years	$8.28	10,000	0.5 years	$8.28
$8.58	30,000	1.7 years	$8.58	30,000	1.7 years	$8.58
$9.33	48,680	1.1 years	$9.33	48,680	1.1 years	$9.33
$10.13	46,260	2.0 years	$10.13	46,260	2.0 years	$10.13
	565,600	3.3 years	$5.40	565,600	3.3 years	$5.40

Schedule of performance restricted share units

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2016	739,300	4.84
Granted	248,824	5.98
Vested	(69,949)	8.57
Forfeited	(21,542)	4.05
Outstanding at December 31, 2017	896,633	4.81
Granted	197,763	8.01
Vested	(353,279)	4.27
Outstanding at December 31, 2018	741,117	5.92

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2018 and 2017 using a Monte Carlo simulation with the following assumptions:

	2018	2017
Risk-free interest rate	1.98%	1.17%
Expected volatility	45.04%	46.47%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2016	941,937
Granted	114,895
Redeemed	(65,249)
Outstanding at December 31, 2017	991,583
Granted	134,656
Outstanding at December 31, 2018	1,126,239

Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2016	1,123,975	4.20
Granted	355,292	6.02
Vested	(259,860)	6.24
Forfeited	(29,474)	4.00
Outstanding at December 31, 2017	1,189,933	4.22
Granted	266,196	8.02
Vested	(487,376)	3.01
Forfeited	(20,660)	5.45
Outstanding at December 31, 2018	948,093	8.98